INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Nov. 04, 2021
INTANGIBLE ASSETS
Trademark licenses with indefinite useful lives	$ 116,083	$ 116,083	$ 116,041
Others	392	417
Total	$ 116,475	$ 116,500